Operating Segment - Disclosure of Reconciliation of Segment Revenue to Profit or Loss and Other Comprehensive Income (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2018	Jul. 31, 2017
Operating Segment - Disclosure Of Reconciliation Of Segment Ebitda To Profit Or Loss And Other Comprehensive Income
Total segment revenue	$ 65,736	$ 71,095
Intersegment eliminations	(8,986)	(11,308)
Total revenue	$ 56,750	$ 59,787